Subsequent Events - Reverse Split and Note Amendments and Conversions	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events - Reverse Split and Note Amendments and Conversions

NOTE 16 – SUBSEQUENT EVENTS – REVERSE SPLIT AND NOTE AMENDMENTS AND CONVERSIONS

Effective December 11, 2019, pursuant to authority granted by the stockholders of the Company, the Company implemented a 1-for-7 reverse split of the Company’s issued common stock (the “Third Reverse Split”). All share and per share information has been retroactively adjusted to reflect the Third Reverse Split for all periods presented.

On December 5, 2019, an aggregate of $4,343,000 SPA Notes, were amended and converted, into 2,171,500 shares of our common with an amended conversion price of $2.00. In addition, per the amendments the Company modified the original warrants issued of 310,214 with an exercise price of $8.40 to warrants to acquire an aggregate of 1,085,750 shares of common stock of the Company with an exercise price of $2.40.

On December 5, 2019, a $345,000 SPA Notes, was amended and converted, into 138,000 shares of our common stock with an amended conversion price of $2.50. In addition, per the amendments the Company modified the original warrants issued of 24,643 with an exercise price of $8.40 to warrants to acquire an aggregate of 69,000 shares of common stock of the Company with an exercise price of $3.00.

On December 5, 2019, an aggregate of $3,175,000 April 2019 Notes, were amended and converted, into 1,270,000 shares of our common stock with an amended conversion price of $2.50. In addition, per the amendments the Company modified the original warrants issued of 113,393 with an exercise price of $16.10 to warrants to acquire an aggregate of 635,000 shares of common stock of the Company with an exercise price of $2.88.

On December 5, 2019, a $250,000 April 2019 Notes, was amended and converted, into 83,333 shares of our common stock with an amended conversion price of $3.00. In addition, per the amendment the Company modified the original warrants issued of 8,929 with an exercise price of $16.10 to warrants to acquire an aggregate of 41,667 shares of common stock of the Company with an exercise price of $3.45.

On December 5, 2019, an aggregate of $1,375,0000 of our original other coverable notes, were amended and converted, into 398,850 shares of our common stock with an amended conversion price of $3.50. In addition, per the amendments the Company modified the original warrants issued of 10,713 with an exercise price of $65.31 to warrants to acquire an aggregate of 392,850 shares of common stock of the Company with an exercise price of $3.50.

As part of the amendments to the convertible notes, in the event the Company does not close on its underwritten public offering, within 90 days of the effective date of the amendments, then the issuance of the shares of common stock related to these convertible notes will be null and void and the shares shall be returned to the Company for cancellation and a note is to be delivered to the note holder.

NOTE 20 – SUBSEQUENT EVENTS – REVERSE SPLIT AND NOTE AMENDMENTS AND CONVERSIONS

Effective December 11, 2019, pursuant to authority granted by the stockholders of the Company, the Company implemented a 1-for-7 reverse split of the Company’s issued common stock (the “Third Reverse Split”). All share and per share information has been retroactively adjusted to reflect the Third Reverse Split for all periods presented.

On December 5, 2019, an aggregate of $4,343,000 SPA Notes, were amended and converted, into 2,171,500 shares of our common with an amended conversion price of $2.00. In addition, per the amendments the Company modified the original warrants issued of 310,214 with an exercise price of $8.40 to warrants to acquire an aggregate of 1,085,750 shares of common stock of the Company with an exercise price of $2.40.

On December 5, 2019, a $345,000 SPA Notes, was amended and converted, into 138,000 shares of our common stock with an amended conversion price of $2.50. In addition, per the amendments the Company modified the original warrants issued of 24,643 with an exercise price of $8.40 to warrants to acquire an aggregate of 69,000 shares of common stock of the Company with an exercise price of $3.00.

On December 5, 2019, an aggregate of $3,175,000 April 2019 Notes, were amended and converted, into 1,270,000 shares of our common stock with an amended conversion price of $2.50. In addition, per the amendments the Company modified the original warrants issued of 113,393 with an exercise price of $16.10 to warrants to acquire an aggregate of 635,000 shares of common stock of the Company with an exercise price of $2.88.

On December 5, 2019, a $250,000 April 2019 Notes, was amended and converted, into 83,333 shares of our common stock with an amended conversion price of $3.00. In addition, per the amendment the Company modified the original warrants issued of 8,929 with an exercise price of $16.10 to warrants to acquire an aggregate of 41,667 shares of common stock of the Company with an exercise price of $3.45.

On December 5, 2019, an aggregate of $1,375,0000 of our original other coverable notes, were amended and converted, into 398,850 shares of our common stock with an amended conversion price of $3.50. In addition, per the amendments the Company modified the original warrants issued of 10,713 with an exercise price of $65.31 to warrants to acquire an aggregate of 392,850 shares of common stock of the Company with an exercise price of $3.50.

As part of the amendments to the convertible notes, in the event the Company does not close on its underwritten public offering, within 90 days of the effective date of the amendments, then the issuance of the shares of common stock related to these convertible notes will be null and void and the shares shall be returned to the Company for cancellation and a note is to be delivered to the note holder.